PPP 2020 Loan (Details)	Apr. 09, 2020 USD ($)
Debt Disclosure [Abstract]
Covid-19 PPP Funds	$ 667,400
Covid-19 PPP Funds Interest Rate	1.00%
Covid-19 PPP Funds Repayment Period	2 years